Provision (Benefit) for Income Taxes Reconciliations to Recorded Tax Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation [Abstract]
Provision (benefit) at statutory rate	$ 435	$ 58	$ 224
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(9)	3	29
State income taxes (net of federal benefit)	71	6	74
Federal valuation allowance	3	1	3
Other – net	11	11	5
Less: Provision (benefit) for income taxes	$ 511	$ 79	$ 335